GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill
Balance as of January 1, 2022	$189,265

Vidazoo measurement period adjustments	$6,262

Balance as of December 31, 2022	$195,527

Balance as of June 30, 2023	$195,527

Schedule of Other Intangible Assets
The following is a summary of intangible assets as of June 30, 2023:

	December 31, 2022	Amortization	June 30, 2023

Acquired technology	$89,775	$-	$89,775
Accumulated amortization	(41,023)	(4,811)	(45,834)
Impairment	(8,749)	-	(8,749)
Acquired technology, net	40,003	(4,811)	35,192

Customer relationships	46,544	-	46,544
Accumulated amortization	(24,976)	(1,018)	(25,994)
Impairment	(10,426)	-	(10,426)
Customer relationships, net	11,142	(1,018)	10,124

Tradename and other	18,503	-	18,503
Accumulated amortization	(12,874)	(127)	(13,001)
Impairment	(5,110)	-	(5,110)
Tradename and other, net	519	(127)	392

Intangible assets, net	$51,664	$(5,956)	$45,708

The following is a summary of intangible assets as of December 31, 2022:

	December 31, 2021	Vidazoo measurement period adjustments	Amortization	December 31, 2022

Acquired technology	$84,417	$5,358	$-	$89,775
Accumulated amortization	(31,137)	-	(9,886)	(41,023)
Impairment	(8,749)	-	-	(8,749)
Acquired technology, net	44,531	5,358	(9,886)	40,003

Customer relationships	45,054	1,490	-	46,544
Accumulated amortization	(23,218)	-	(1,758)	(24,976)
Impairment	(10,426)	-	-	(10,426)
Customer relationships, net	11,410	1,490	(1,758)	11,142

Tradename and other	18,503	-	-	18,503
Accumulated amortization	(12,634)	-	(240)	(12,874)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	759	-	(240)	519

Intangible assets, net	$56,700	$6,848	$(11,884)	$51,664